Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2016	Apr. 30, 2015	Jul. 31, 2015	Jul. 31, 2014
Income (Loss), Basic	$ 416,128	$ (1,850,695)	$ (6,723,849)	$ (5,401,646)
Weighted Average Common Shares Outstanding, Basic	1,916,554	1,830,134	1,882,088	1,803,634	1,813,069	1,747,881
Per Share, Basic	$ 0.22	$ (1.01)	$ (3.57)	$ (2.99)	$ (3.88)	$ (6.57)
Income (Loss), Diluted	$ 416,128	$ (1,850,695)	$ (6,723,849)	$ (5,401,646)
Weighted Average Common Shares Outstanding, Diluted	2,734,760	1,830,134	1,882,088	1,803,634
Per Share, Diluted	$ 0.15	$ (1.01)	$ (3.57)	$ (2.99)
Stock Options and Warrants [Member]
Income (Loss)	$ 0	$ 0	$ 0	$ 0
Weighted Average Common Shares Outstanding	818,206	0	0	0
Per Share	$ 0	$ 0	$ 0	$ 0